Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Successor
Current assets
Cash and cash equivalents	$ 155,739		$ 139,134
Accounts receivable, net	206,652		236,520
Prepaid expenses and other current assets	14,276		18,582
Total current assets	376,667		394,236
Property, plant and equipment, net	183,473	[1]	189,233
Operating lease right-of-use assets, net	30,515		30,001
Goodwill	848,977		845,939
Intangible assets, net	733,057		740,657
Deferred income tax asset	765		765
Other assets	6,826		6,908
Total assets	2,180,280		2,207,739
Current liabilities
Accounts payable	20,786		13,877
Accrued expenses and other current liabilities	61,804		67,676
Current portion of debt	7,731		7,750
Current portion of lease obligations	17,607		17,028
Total current liabilities	107,928		106,331
Debt, net of current portion	744,706		747,048
Non-current lease obligations	39,541		40,753
Deferred income tax liabilities	146,431		150,672
Other liabilities	12,627		11,763
Total liabilities	1,051,233		1,056,567
Commitments and contingencies (Note 14)
Equity
Preferred Stock, Value
Common Stock, Value	12		12
Treasury stock (Predecessor), 7,769 common shares at cost
Additional paid-in capital	1,294,745		1,293,638
Accumulated deficit	(132,782)		(106,989)
Accumulated other comprehensive loss	(32,928)		(35,489)
Total stockholders’ equity	1,129,047		1,151,172
Total liabilities and stockholders’ equity	$ 2,180,280		$ 2,207,739
Predecessor
Current assets
Cash and cash equivalents				$ 87,061
Accounts receivable, net				233,244
Prepaid expenses and other current assets				13,608
Total current assets				333,913
Property, plant and equipment, net				112,264
Operating lease right-of-use assets, net				22,441
Goodwill				511,501
Intangible assets, net				264,335
Deferred income tax asset				2,368
Other assets				15,793
Total assets				1,262,615
Current liabilities
Accounts payable				23,206
Accrued expenses and other current liabilities				65,775
Current portion of debt				7,280
Current portion of lease obligations				16,623
Total current liabilities				112,884
Debt, net of current portion				668,031
Non-current lease obligations				38,061
Deferred income tax liabilities				35,294
Other liabilities				26,346
Total liabilities				880,616
Commitments and contingencies (Note 14)
Equity
Preferred Stock, Value
Common Stock, Value				50
Treasury stock (Predecessor), 7,769 common shares at cost				(1,029)
Additional paid-in capital				366,327
Accumulated deficit				17,447
Accumulated other comprehensive loss				(796)
Total stockholders’ equity				381,999
Total liabilities and stockholders’ equity				$ 1,262,615

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”